CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss from operations	$ (6,758,547)	$ (7,912,922)	$ (23,658,438)	$ (16,930,289)
Adjustments to reconcile net loss from continuing operations to net cash (used in) provided by operating activities:
Depreciation and amortization	716,557	2,635,560	3,678,786	3,481,748
Non-cash loss on the sale of Infusionz and select assets, net			0	2,212,542
Gain on the sale of VitaMedica and income from discontinued operations			(1,948,538)	0
Loss on the sale of New England Technology			1,737,326	0
Amortization of loan costs	11,868	81,602	115,787	62,408
Amortization of consideration discount	358,038	900,339	1,112,676	969,098
Change in deferred tax asset	0	(2,668,769)	(344,802)	(3,139,227)
Inventory write off for Amazon Inventory	499,924	0
Provision for credit losses for Amazon receivable	554,260	0
Reduction of acquisition payable	(152,500)
Unrealized (gain) loss on digital assets	5,268	0
Lease impairment (gain on settlement)	(269,994)	0
Impairment of goodwill and intangible assets			7,869,425	3,746,301
Inventory write-offs	418,030	67,928	1,812,319	118,990
Loss on impairment of building			336,434	0
Loss on sale of assets related to relocation of facility			569,195
Gain on sale of interactive offers			(237,670)	0
Noncontrolling interest			0	(559,967)
Change in derivative			0	1,770
Stock based compensation	695,229	965,229	1,169,843	3,664,538
Changes in assets and liabilities, net of acquired amounts
Accounts receivable	(128,272)	459,747	675,709	(364,665)
Inventory	(392,908)	2,251,230	2,651,252	(1,366,269)
Prepaid expenses and other assets	491,578	642,111	106,610	287,797
Operating lease payable	23,794	301,492	302,050	4,238
Accounts payable and accrued liabilities	419,700	(1,333,894)	(944,020)	389,458
Deferred revenue	(211,341)	(22,431)	101,305	0
Net cash used in by operating activities - Continuing Operations	(4,137,346)	(3,700,706)	(4,894,751)	(7,421,529)
Net cash provided by operating activities - Discontinued Operations	0	879,614	4,793,374	7,624,206
Net cash used in operating activities	(4,137,346)	(2,821,092)	(101,377)	202,677
Cash flows from investing activities
Acquisition of Lucky Tail			0	(3,528,239)
Proceeds from the sale of the building, net	4,005,516	0	2,100,000	0
Proceeds from the sale of E-core	2,000,000	0
Proceeds from the sale of Interactive Offers, net of liabilities paid	0	147,592	203,025	0
Acquisition and sale of digital assets	(50,000)
Acquisition of Cygnet Online LLC, net	0	(500,000)	(539,348)	(1,050,000)
Proceeds from the sale of Infusionz and selected assets			0	5,492,532
Acquisition of property and equipment	(197,999)	(663,057)	(932,565)	(937,564)
Net cash provided by (used in) investing activities - Continuing Operations	5,757,517	(1,015,465)	831,112	(23,271)
Net cash (used in) investing activities - Discontinued Operations	0	(70,000)	(4,206,823)	(2,551,587)
Net cash provided by (used in) investing activities	5,757,517	(1,085,465)	(3,375,711)	(2,574,858)
Cash flows from financing activities
Repayment of the senior convertible notes payable			0	(6,305,406)
Proceeds from the issuance of stock			0	6,127,893
Payment on acquisition notes payable	0	(280,972)	(246,761)	(751,152)
Proceeds from related party advance			100,000	0
Payment on acquisition notes payable for E-core	0	(3,184,089)
Issuance of preferred stock series A	325,000	0
Repayment of Cygnet notes payable	(66,656)	0
Proceeds from related party advance	75,000	0
Proceeds from convertible note payable			0	2,650,000
Proceeds from issuance of convertible notes	350,000	0
Repayment of related party advance	(100,000)	0
Proceeds on note payable on building			0	3,000,000
Repayment on note payable on building	(2,634,538)	(180,887)	(207,028)	(158,434)
Proceeds on note payable, related party			0	1,470,000
Net cash used in financing activities - Continuing Operations	(2,051,194)	(3,645,948)	(353,789)	6,032,901
Net cash (used in) provided by financing activities - Discontinued Operations	0	3,284,532	0	(6,318,234)
Net cash used in financing activities	(2,051,194)	(361,416)	(353,789)	(285,333)
Net (decrease) increase in cash - Discontinued Operations	0	4,094,146	586,551	(1,245,615)
Net decrease in cash - Continuing Operations	(431,023)	(8,362,119)	(4,417,428)	(1,411,899)
Cash, beginning of period	661,415	4,492,292	4,492,292	7,149,806
Cash, end of period	230,392	224,318	661,415	4,492,292
Supplemental Cash Flow Disclosures
Interest paid	329,102	1,505,162	839,000	2,278,292
Income tax paid	0	0	0	0
Non-cash Investing and Financing Activities
Issuance of common stock for acquisition of Cygnet	0	162,727	162,727	0
Issuance of common stock for the repayment of convertible note payable	850,000	500,000	500,000	0
Issuance of debt for acquisition of Cygnet	0	300,000	300,000	0
Bloomios non-cash payment of receivables, net	$ 0	$ 845,443	845,443	0
Non-cash proceeds in the sale of VitaMedica			1,900,000	0
Issuance of stock for services			0	140,700
Issuance of stock for interest expense			0	607,004
Liabilities assumed from acquisition of E-Core			0	(7,712,168)
Issuance of stock for acquisition of E-Core			0	6,000,000
Assets available for sale			$ 0	$ 1,026,043